Note 4 - Goodwill and Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 25, 2017	Dec. 26, 2016	Dec. 25, 2015	Dec. 26, 2014	Dec. 25, 2013	Dec. 31, 2012
Goodwill	$ 8,578,776							$ 8,600,000
Amortization of Intangible Assets	35,753	77,025
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months							194,116
Finite-Lived Intangible Assets, Amortization Expense, Year Two						164,241
Finite-Lived Intangible Assets, Amortization Expense, Year Three					67,982
Finite-Lived Intangible Assets, Amortization Expense, Year Four				48,082
Finite-Lived Intangible Assets, Amortization Expense, Year Five			42,316
Weighted Average Amortization Period	8 years 36 days
Amortization of Financing Costs	$ 141,329